Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepaid Expense And Other Assets Current [Abstract]
Prepaid VAT	¥ 79,434		¥ 71,418
Prepaid other service fees	37,339		54,128
Receivables from third party payment platforms	23,100		7,402
Deposits	9,968		11,217
Prepaid rental expenses	6,909		6,606
Prepaid advertising expenses			52,114
Others	5,076		8,563
Prepaid expenses and other current assets	¥ 161,826	$ 25,394	¥ 211,448